UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21515
                                      ------------------------------------------

                   TS&W/Claymore Tax-Advantaged Balanced Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: July 1, 2009 - September 30, 2009
                          ---------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

  PRINCIPAL                                                                                         OPTIONAL
     AMOUNT     DESCRIPTION                                                                  CALL PROVISIONS                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM MUNICIPAL BONDS -- 84.4%
                ALABAMA -- 4.0%
$ 6,150,000     Birmingham Special Care Facilities Financing Authority,
                Health Care Facilities Revenue, ASSURED Insured, AAA, Aa2
                6.00%, 6/1/2039                                                               6/1/19 @ 100.00           $ 6,708,113
                                                                                                                  ------------------

                ARIZONA -- 2.0%
  3,000,000     Glendale Western Loop 101, Public Facilities Corp.,
                Third Lien Excise Tax Revenue, Series A, AA, A2
                7.00%, 7/1/2033                                                               1/1/14 @ 100.00             3,294,390
                                                                                                                  ------------------

                CALIFORNIA -- 12.2%
  4,610,000     Alhambra Certificates of Participation,
                Police Facilities 91-1-RMK, AMBAC Insured, NR, NR
                6.75%, 9/1/2023                                                                           N/A             5,314,408
  2,100,000     California Statewide Communities Development Authority Revenue,
                Sub-Wildwood Elementary School, NR, NR
                7.00%, 11/1/2029                                                             11/1/09 @ 102.00             2,059,932
  2,500,000     Corona-Norca California Unified School District,
                School Improvements, ASSURED Insured, Election 2006 - Series B, AAA, Aa2
                5.375%, 2/1/2034                                                              8/1/18 @ 100.00             2,691,875
  2,500,000     Golden State Tobacco Securitization Corp.,
                Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, BBB, Baa3
                5.75%, 6/1/2047                                                               6/1/17 @ 100.00             2,081,075
  2,000,000     Montebello Unified School District,
                Election of 2004, ASSURED Insured, Series A-1, AAA, Aa2
                5.25%, 8/1/2034                                                               8/1/19 @ 100.00             2,144,340
  5,000,000     M-S-R Energy Authority,
                Natural Gas Revenue, Series B, A, NR
                7.00%, 11/1/2034                                                                          N/A             6,187,800
                                                                                                                  ------------------
                                                                                                                         20,479,430
                                                                                                                  ------------------
                DISTRICT OF COLUMBIA -- 0.7%
  1,000,000     District of Columbia Water & Sewer Authority,
                Public Utility Revenue, Series A, AA, Aa3
                6.00%, 10/1/2035                                                             10/1/18 @ 100.00             1,169,740
                                                                                                                  ------------------

                FLORIDA -- 3.1%
  5,000,000     Gainesville Florida Utilities System Revenue,
                Build America Bonds, Series B, AA, Aa2
                5.655%, 10/1/2039 (a)                                                                     N/A             5,241,950
                                                                                                                  ------------------

                ILLINOIS -- 3.0%
  5,000,000     Illinois Finance Authority Revenue,
                OSF Healthcare System, Series 2007A, A, A2
                5.75%, 11/15/2037                                                           11/15/17 @ 100.00             5,077,400
                                                                                                                  ------------------

                LOUISIANA -- 2.8%
  4,000,000     Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
                Series C-2-RMKT, ASSURED Insured, AAA, Aa2
                6.75%, 6/1/2026                                                               6/1/18 @ 100.00             4,746,640
                                                                                                                  ------------------

                MASSACHUSETTS -- 0.9%
  1,820,000     Massachusetts Development Finance Agency Revenue,
                Evergreen Center, BBB-, NR
                5.50%, 1/1/2035                                                               1/1/15 @ 100.00             1,536,135
                                                                                                                  ------------------

                MICHIGAN -- 9.8%
  5,000,000     Detroit Michigan Sewer Disposal Revenue,
                Refunding-Senior Lien-Series C-1-RMKT, FSA Insured, AAA, Aa3
                7.00%, 7/1/2027                                                               7/1/19 @ 100.00             6,340,200
  3,000,000     Detroit Michigan Sewer Disposal Revenue,
                Sewer Improvements, Senior Lien-Series B-RMKT, FSA Insured, AAA, Aa3
                7.50%, 7/1/2033                                                               7/1/19 @ 100.00             3,871,740
  5,000,000     City of Detroit, Water Supply System Revenue,
                Rols RR II R 11448, BHAC/FGIC Insured, AAA, NR
                 (Underlying Obligor: City of Detroit Water Supply System)
                10.82%, 1/1/2016 (b)                                                                      N/A             6,273,100
                                                                                                                  ------------------
                                                                                                                         16,485,040
                                                                                                                  ------------------
                MISSOURI -- 3.7%
  4,690,000     Cole County Industrial Development Authority,
                Senior Living Facilities Revenue,
                Lutheran Senior Services Heisinger Project, NR, NR
                5.50%, 2/1/2035                                                               2/1/14 @ 100.00             4,351,663
  2,000,000     Missouri State Health & Educational Facilities Authority Revenue,
                Senior Living Facilities Revenue,
                Lutheran Senior, Series A, NR, NR
                5.375%, 2/1/2035                                                              2/1/15 @ 100.00             1,875,120
                                                                                                                  ------------------
                                                                                                                          6,226,783
                                                                                                                  ------------------
                NEW JERSEY -- 0.7%
  1,000,000     Newark Housing Authority Revenue,
                South Ward Police Facility, ASSURED Insured, NR, Aa2
                6.75%, 12/1/2038                                                             12/1/19 @ 100.00             1,144,970
                                                                                                                  ------------------

                NEW YORK -- 11.8%
  3,000,000     Long Island Power Authority Revenue,
                Electrical Light and Power Improvements, Series A,  A-, A3
                6.25%, 4/1/2033                                                               4/1/19 @ 100.00             3,534,480
  5,000,000     Metropolitan Transportation Authority Revenue,
                Transportation - Series 2008C, A, A2
                6.50%, 11/15/2028                                                           11/15/18 @ 100.00             5,888,850
  5,000,000     New York State Dormitory Authority Income Tax Revenue,
                PIT Education - Series B,  AAA, NR
                5.75%, 3/15/2036                                                             3/15/19 @ 100.00             5,781,400
  1,000,000     New York State Dormitory Authority Revenue,
                The Bronx-Lebanon Hospital Center,  NR, Aa2
                6.50%, 8/15/2030                                                             2/15/19 @ 100.00             1,130,780
  1,000,000     New York State Dormitory Authority Revenue,
                Health, Hospital, Nursing Home Improvements, Series A, A, NR
                6.00%, 7/1/2038                                                               7/1/19 @ 100.00             1,063,650
  2,220,000     New York State Dormitory Authority Revenue,
                School Districts Financing Program, ASSURED Insured, Series A, AAA, Aa2
                5.625%, 10/1/2029                                                            10/1/19 @ 100.00             2,460,892
                                                                                                                  ------------------
                                                                                                                         19,860,052
                                                                                                                  ------------------
                OHIO -- 1.5%
  2,900,000     Buckeye Tobacco Settlement Financing Authority,
                Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, BBB, Baa3
                6.50%, 6/1/2047                                                               6/1/17 @ 100.00             2,579,695
                                                                                                                  ------------------

                PENNSYLVANIA -- 2.3%
  5,000,000     Allegheny County Hospital Development Authority Health System Revenue,
                West Penn, Series 2007A, BB, Ba3
                5.375%, 11/15/2040                                                          11/15/17 @ 100.00             3,892,600
                                                                                                                  ------------------

                PUERTO RICO - 3.4%
  5,000,000     Puerto Rico Sales Tax Financing Revenue,
                Public Improvements, First Sub-Series A, A+, A2
                6.50%, 8/1/2044                                                               8/1/19 @ 100.00             5,676,600
                                                                                                                  ------------------

                RHODE ISLAND -- 4.5%
  6,000,000     Rhode Island State Health & Educational Building Corp. Revenue,
                Hospital Financing Lifespan Obligation, ASSURED Insured, Series A, AAA, Aa2
                7.00%, 5/15/2039                                                             5/15/19 @ 100.00             7,034,820
    500,000     Rhode Island State Health & Educational Building Corp. Revenue,
                Hospital Financing Lifespan Obligation, A-, A3
                6.375%, 8/15/2021                                                            8/15/12 @ 100.00               520,745
                                                                                                                  ------------------
                                                                                                                          7,555,565
                                                                                                                  ------------------
                TEXAS -- 16.4%
  6,700,000     Forney Independent School District,
                Unlimited Tax School Building Bonds, Series A, PSF Guaranteed, AAA, NR
                6.00%, 8/15/2037 (c)                                                                      N/A             7,823,322
  7,000,000     Frisco Texas Independent School District,
                School Improvements, Series 3373, PSF Guaranteed, Series A, NR, Aaa
                6.00%, 8/15/2038 (c)                                                                      N/A             8,150,590
  5,000,000     North Texas Tollway Authority Revenue,
                Refunding-System-First Tier-Series K-1, ASSURED Insured, AAA, Aa2
                5.75%, 1/1/2038                                                               1/1/19 @ 100.00             5,516,150
  5,000,000     North Texas Tollway Authority Revenue,
                Rols RR II R-11392-1, BHAC Insured, NR, Aa1
                (Underlying Obligor: North Texas Tollway Authority)
                10.82%, 1/1/2016 (b)                                                                      N/A             6,159,500
                                                                                                                  ------------------
                                                                                                                         27,649,562
                                                                                                                  ------------------

                WISCONSIN -- 1.6%
  2,000,000     Wisconsin State Health & Educational Facilities Authority Revenue,
                Aurora Health Care, Series A, NR, A3
                5.60%, 2/15/2029                                                             2/15/10 @ 100.00             2,002,980
    750,000     Wisconsin State Health & Educational Facilities Authority Revenue,
                Blood Center Southeastern Project, A-, NR
                5.75%, 6/1/2034                                                               6/1/14 @ 100.00               767,160
                                                                                                                  ------------------
                                                                                                                          2,770,140
                                                                                                                  ------------------
                TOTAL LONG-TERM MUNICIPAL BONDS - 84.4%
                (Cost $131,664,667)                                                                                     142,094,805
                                                                                                                  ------------------

NUMBER OF SHARES                                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMON STOCKS -- 54.4%
                BEVERAGES -- 1.1%
     30,000     Diageo PLC, ADR (United Kingdom)                                                                          1,844,700
                                                                                                                  ------------------

                CAPITAL MARKETS -- 0.9%
     50,000     Morgan Stanley                                                                                            1,544,000
                                                                                                                  ------------------

                COMMERCIAL BANKS -- 0.3%
     20,000     Wells Fargo & Co.                                                                                           563,600
                                                                                                                  ------------------

                COMMERCIAL SERVICES & SUPPLIES -- 4.3%
    100,000     Pitney Bowes, Inc.                                                                                        2,485,000
     67,500     Republic Services, Inc.                                                                                   1,793,475
    100,000     Waste Management, Inc.                                                                                    2,982,000
                                                                                                                  ------------------
                                                                                                                          7,260,475
                                                                                                                  ------------------
                COMMUNICATIONS EQUIPMENT -- 1.4%
    100,000     Cisco Systems, Inc. (d)                                                                                   2,354,000
                                                                                                                  ------------------

                COMPUTERS & PERIPHERALS -- 1.0%
     13,500     IBM Corp.                                                                                                 1,614,735
                                                                                                                  ------------------

                CONTAINERS & PACKAGING -- 0.8%
     55,000     Bemis Co., Inc.                                                                                           1,425,050
                                                                                                                  ------------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.7%
     65,000     JPMorgan Chase & Co.                                                                                      2,848,300
                                                                                                                  ------------------

                DIVERSIFIED TELECOMMUNICATION -- 5.2%
    155,000     AT&T, Inc.                                                                                                4,186,550
    115,000     Verizon Communications, Inc.                                                                              3,481,050
    112,500     Windstream Corp.                                                                                          1,139,625
                                                                                                                  ------------------
                                                                                                                          8,807,225
                                                                                                                  ------------------
                ELECTRIC UTILITIES -- 0.5%
     20,000     Progress Energy, Inc.                                                                                       781,200
                                                                                                                  ------------------

                ENERGY EQUIPMENT & SERVICES -- 1.4%
     62,500     Noble Corp. (Switzerland)                                                                                 2,372,500
                                                                                                                  ------------------

                FOOD PRODUCTS -- 2.4%
     70,000     H.J. Heinz Co.                                                                                            2,782,500
     50,000     Kraft Foods, Inc.                                                                                         1,313,500
                                                                                                                  ------------------
                                                                                                                          4,096,000
                                                                                                                  ------------------
                HOTELS RESTAURANTS & LEISURE -- 1.4%
     67,500     Yum! Brands, Inc.                                                                                         2,278,800
                                                                                                                  ------------------

                HOUSEHOLD PRODUCTS -- 1.8%
     50,000     Kimberly-Clark Corp.                                                                                      2,949,000
                                                                                                                  ------------------

                INDUSTRIAL CONGLOMERATES -- 2.6%
     30,000     3M Co.                                                                                                    2,214,000
    132,500     General Electric Co.                                                                                      2,175,650
                                                                                                                  ------------------
                                                                                                                          4,389,650
                                                                                                                  ------------------
                INSURANCE - 1.9%
     50,000     Chubb Corp.                                                                                               2,520,500
     25,000     Willis Group Holdings Ltd. (Bermuda)                                                                        705,500
                                                                                                                  ------------------
                                                                                                                          3,226,000
                                                                                                                  ------------------
                MACHINERY - 0.3%
     10,000     Cummins, Inc.                                                                                               448,100
                                                                                                                  ------------------

                MEDIA - 0.8%
     75,000     Comcast Corp. - Class A                                                                                   1,266,750
                                                                                                                  ------------------

                MULTILINE RETAIL - 0.7%
     60,000     Macy's, Inc.                                                                                              1,097,400
                                                                                                                  ------------------

                MULTI-UTILITIES -- 3.4%
    237,500     Centerpoint Energy, Inc.                                                                                  2,952,125
     77,500     DTE Energy Co.                                                                                            2,723,350
                                                                                                                  ------------------
                                                                                                                          5,675,475
                                                                                                                  ------------------
                OIL, GAS & CONSUMABLE FUELS -- 7.7%
     80,000     BP PLC, ADR (United Kingdom)                                                                              4,258,400
     40,000     Chevron Corp.                                                                                             2,817,200
     40,000     ConocoPhillips                                                                                            1,806,400
      9,500     Occidental Petroleum Corp.                                                                                  744,800
     60,719     Royal Dutch Shell PLC,  ADR - Class B (United Kingdom)                                                    3,386,299
                                                                                                                  ------------------
                                                                                                                         13,013,099
                                                                                                                  ------------------
                PHARMACEUTICALS -- 6.3%
    105,000     Bristol-Myers Squibb Co.                                                                                  2,364,600
     55,000     Eli Lilly & Co.                                                                                           1,816,650
     20,000     Johnson & Johnson                                                                                         1,217,800
     67,500     Merck & Co., Inc.                                                                                         2,135,025
    185,000     Pfizer, Inc.                                                                                              3,061,750
                                                                                                                  ------------------
                                                                                                                         10,595,825
                                                                                                                  ------------------
                REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     35,000     Rayonier, Inc.                                                                                            1,431,850
                                                                                                                  ------------------

                ROAD & RAIL -- 1.3%
     50,000     Norfolk Southern Corp.                                                                                    2,155,500
                                                                                                                  ------------------

                SEMICONDUCTORS -- 1.1%
     90,000     Intel Corp.                                                                                               1,761,300
                                                                                                                  ------------------

                SOFTWARE -- 2.0%
     50,000     Nintendo Co. Ltd., ADR (Japan)                                                                            1,578,500
    112,500     Symantec Corp. (d)                                                                                        1,852,875
                                                                                                                  ------------------
                                                                                                                          3,431,375
                                                                                                                  ------------------
                TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
     10,000     VF Corp.                                                                                                    724,300
                                                                                                                  ------------------

                TOBACCO -- 0.9%
     32,500     Philip Morris International, Inc.                                                                         1,584,050
                                                                                                                  ------------------

                TOTAL COMMON STOCKS - 54.4%
                (Cost $96,452,937)                                                                                       91,540,259
                                                                                                                  ------------------

                                                                                                     OPTIONAL
PRINCIPAL AMOUNT                                                                               CALL PROVISIONS                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS -- 9.9%
                BANKS -- 0.1%
  $ 100,000     FCB/NC Capital Trust I, BB, Baa1
                8.05%, 3/1/2028                                                               3/1/10 @ 103.22                85,731
    500,000     Union Planters Corp., BBB, Ba1
                7.75%, 3/1/2011                                                                           N/A               491,267
                                                                                                                  ------------------
                                                                                                                            576,998
                                                                                                                  ------------------
                COMMERCIAL SERVICES -- 0.7%
    600,000     Iron Mountain, Inc. B+, B2
                7.75%, 1/15/2015                                                             1/15/10 @ 101.29               604,500
    600,000     Hertz Corp. (The), CCC+, B2
                8.875%, 1/1/2014                                                              1/1/10 @ 104.44               606,000
                                                                                                                  ------------------
                                                                                                                          1,210,500
                                                                                                                  ------------------
                DIVERSIFIED FINANCIAL SERVICES -- 2.3%
    750,000     Ford Motor Credit Co. LLC, CCC+, Caa1
                8.70%, 10/1/14                                                                            N/A               734,663
    633,000     General Motors Acceptance Corp. LLC, CCC, Ca
                6.875%, 9/15/2011 (e)                                                                     N/A               598,185
    500,000     Goldman Sachs Capital II, BBB, A3
                5.793%,12/29/2049 (f)                                                         6/1/12 @ 100.00               360,000
    600,000     Lazard Group LLC, BBB-, Ba1
                6.85%, 6/15/2017                                                                          N/A               591,431
  1,000,000     Raymond James Financial, Inc., BBB, Baa2
                8.60%, 8/15/2019                                                                          N/A             1,104,266
                                                                                                                  ------------------
                                                                                                                          3,388,545
                                                                                                                  ------------------
                ELECTRONICS -- 0.4%
    700,000     IMAX Corp. (Canada), CCC, Caa2
                9.625%, 12/1/2010                                                            12/1/09 @ 100.00               707,000
                                                                                                                  ------------------

                FOOD -- 1.1%
    965,000     Dean Foods Co., B, B3
                7.00%, 6/1/2016                                                                           N/A               919,162
    935,000     Smithfield Foods, Inc., B-, Caa1
                7.00%, 8/1/2011                                                                           N/A               897,600
                                                                                                                  ------------------
                                                                                                                          1,816,762
                                                                                                                  ------------------
                FOREST PRODUCTS & PAPER -- 0.1%
    239,000     Boise Cascade LLC, B+, Caa1
                7.125%, 10/15/2014                                                          10/15/09 @ 103.56               190,005
     37,000     Domtar Corp., BB-, Ba3
                7.875%, 10/15/2011                                                                        N/A                38,249
                                                                                                                  ------------------
                                                                                                                            228,254
                                                                                                                  ------------------
                HEALTH CARE -- 1.1%
    550,000     Community Health Systems, Inc., B, B3
                8.875%, 7/15/2015                                                            7/15/11 @ 104.44               563,750
    740,000     DaVita, Inc., B, B2
                7.25%, 3/15/2015                                                             3/15/10 @ 103.63               732,600
    500,000     HCA, Inc., BB, Ba3
                8.50%, 4/15/2019 (e)                                                         4/15/14 @ 104.25               522,500
                                                                                                                  ------------------
                                                                                                                          1,818,850
                                                                                                                  ------------------
                INSURANCE -- 0.7%
    330,000     Genworth Financial, Inc., BBB, Baa3
                5.65%, 6/15/2012                                                                          N/A               316,629
    900,000     Willis North America, Inc., BBB-, Baa3
                6.20%, 3/28/2017                                                                          N/A               880,996
                                                                                                                  ------------------
                                                                                                                          1,197,625
                                                                                                                  ------------------
                IRON/STEEL -- 0.2%
    350,000     Allegheny Technologies, Inc., BBB-, Baa3
                9.375%, 6/1/2019                                                                          N/A               396,259
                                                                                                                  ------------------

                LEISURE TIME -- 0.4%
    600,000     Royal Caribbean Cruises Ltd. (Liberia), BB-, Ba3
                7.00%, 6/15/2013                                                                          N/A               571,500
                                                                                                                  ------------------

                LODGING -- 0.3%
    500,000     Wyndham Worldwide Corp., BBB-, Ba2
                6.00%, 12/1/2016                                                                          N/A               450,161
                                                                                                                  ------------------

                MEDIA - 0.3%
    500,000     Cablevision Systems Corp., B+, B1
                8.625%, 9/15/2017 (e)                                                                     N/A               516,250
                                                                                                                  ------------------

                OFFICE/BUSINESS EQUIPMENT -- 0.6%
  1,000,000     Xerox Capital Trust I, BB+, Baa3
                8.00%, 2/1/2027                                                               2/1/10 @ 101.72               977,500
                                                                                                                  ------------------

                REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    500,000     Omega Healthcare Investors, Inc., BB+, Ba3
                7.00%, 1/15/2016                                                              1/15/11 @ 103.5               472,500
                                                                                                                  ------------------

                RETAIL -- 0.8%
    700,000     Dillards, Inc., B-, B3
                7.13%, 8/1/2018                                                                           N/A               544,250
    425,000     New Albertsons, Inc., B+, Ba3
                7.25%, 5/1/2013                                                                           N/A               427,125
    475,000     Pantry, Inc. (The), B-, Caa1
                7.75%, 2/15/2014                                                             2/15/10 @ 102.58               442,937
                                                                                                                  ------------------
                                                                                                                          1,414,312
                                                                                                                  ------------------

                TRANSPORTATION -- 0.5%
    850,000     Overseas Shipholding Group, Inc., BB, Ba2
                8.75%, 12/1/2013                                                                          N/A               830,875
                                                                                                                  ------------------

                TOTAL CORPORATE BONDS -- 9.9%
                (Cost $16,180,148)                                                                                       16,573,891
                                                                                                                  ------------------

NUMBER OF SHARES                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PREFERRED STOCKS -- 7.4%
                DIVERSIFIED FINANCIAL SERVICES -- 2.4%
     50,000     Bank of America Corp., Series 3, 6.375%, B, B3                                                              897,500
     56,000     Bank of America Corp., Series MER, 8.625%, B, B3                                                          1,325,520
     23,060     BB&T Capital Trust VI, 9.60%, BBB, A2                                                                       631,844
     31,650     Deutsche Bank Contingent Capital Trust II, 6.55%, BBB+, Aa3                                                 656,421
     60,000     RBS Capital Funding Trust VII, Series G, 6.08%, B, B3                                                       588,600
                                                                                                                  ------------------
                                                                                                                          4,099,885
                                                                                                                  ------------------
                ELECTRIC -- 0.3%
     20,000     Dominion Resources, Inc., 8.375%, BBB, Baa3                                                                 536,400
                                                                                                                  ------------------

                INSURANCE -- 2.9%
     50,000     Aegon NV (Netherlands), 6.50%, BBB, Baa2                                                                    833,500
     31,200     Allianz SE (Germany), 8.375%, A+, A3                                                                        747,552
     25,000     Aspen Insurance Holdings, Ltd. (Bermuda), 7.401%, BBB-, Ba1 (f)                                             507,500
     33,200     ING Groep NV (Netherlands), 7.375%, B, Ba1                                                                  551,120
     50,000     Metlife, Inc., Series B, 6.50%, BBB-, Baa1                                                                1,186,500
     48,600     Prudential PLC (United Kingdom), 6.50%, A-, Baa1                                                          1,141,614
                                                                                                                  ------------------
                                                                                                                          4,967,786
                                                                                                                  ------------------
                REAL ESTATE INVESTMENT TRUSTS -- 1.8%
     10,000     Apartment Investment & Management Co., Series T, 8.00%, B+, Ba3                                             213,300
     19,000     Brandywine Realty Trust, Series C, 7.50%, NR, NR                                                            419,710
     11,000     Capital Automotive REIT, Series A, 7.50%, NR, B1                                                             49,844
     10,000     CBL & Associates Properties, Inc., Series C, 7.75%, NR, NR                                                  195,000
     10,000     First Industrial Realty Trust, Inc., Series J, 7.25%, B-, B2                                                150,000
      6,700     Health Care REIT, Inc., Series D, 7.875%, BB, Baa3                                                          161,135
     13,000     Kimco Realty Corp., Series G, 7.75%, BBB-, Baa2                                                             316,550
     12,000     PS Business Parks, Inc., Series H, 7.00%, BB+, Baa3                                                         266,760
     24,500     Public Storage, Series M, 6.625%, BBB, Baa1                                                                 557,865
     15,200     Regency Centers Corp., Series D, 7.25%, BB+, Baa3                                                           337,440
      3,432     Taubman Centers, Inc., Series G, 8.00%, NR, B1                                                               81,510
     15,000     Vornado Realty Trust, Series E, 7.00%, BBB-, Baa3                                                           356,250
                                                                                                                  ------------------
                                                                                                                          3,105,364
                                                                                                                  ------------------
                TOTAL PREFERRED STOCKS -- 7.4%
                (Cost $15,726,854)                                                                                       12,709,435
                                                                                                                  ------------------

                TOTAL LONG-TERM INVESTMENTS - 156.1%
                (Cost $260,024,606)                                                                                     262,918,390
                                                                                                                  ------------------

  PRINCIPAL
     AMOUNT     SHORT-TERM INVESTMENTS -- 10.2%
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS -- 10.2%
                INDIANA -- 1.8%
$ 3,100,000     Indiana Finance Authority Revenue
                Lease Appropriation-A-3, AA+, Aa3
                0.45%, 2/1/2037 (g)                                                           2/1/19 @ 100.00             3,100,000
                                                                                                                  ------------------

                NEW YORK -- 2.4%
  4,000,000     City of New York
                Public Improvements Housing, Subseries A-4, AA, Aaa
                0.28%, 8/1/2023 (g)                                                                       N/A             4,000,000
                                                                                                                  ------------------

                TENNESSEE -- 6.0%
  6,300,000     Franklin Public Building Authority
                Local Government Public Improvements-101-A-1, NR, Aaa
                0.80%%, 6/1/2037 (g)                                                          6/1/10 @ 100.00             6,300,000
    200,000     Sevier County Tennessee Public Building Authority
                Local Government Public Improvements-VI-B-1, NR, Aaa
                0.80%, 6/1/2024 (g)                                                           6/1/10 @ 100.00               200,000
  3,625,000     Sevier County Tennessee Public Building Authority
                Local Government Public Improvements-VI-K-1, AA+, Aa2
                0.85%, 6/1/2034 (g)                                                           6/1/27 @ 100.00             3,625,000
                                                                                                                  ------------------
                                                                                                                         10,125,000
                                                                                                                  ------------------

                TOTAL SHORT-TERM INVESTMENTS -- 10.2%
                (Cost $17,225,000)                                                                                       17,225,000
                                                                                                                  ------------------

                TOTAL INVESTMENTS -- 166.3%
                (Cost $277,249,606)                                                                                     280,143,390
                                                                                                                  ------------------

                FLOATING RATE NOTE OBLIGATIONS -- (4.1%)
 (6,850,000)    Notes with interest rates ranging from 0.36% to 0.40%
                on September 30, 2009, and contractual maturities of
                collateral in 2016 to 2037.
                (Cost ($6,850,000))                                                                                      (6,850,000)
                                                                                                                  ------------------

                TOTAL NET INVESTMENTS - 162.2%
                (Cost $270,399,606)                                                                                     273,293,390
                Other Assets in excess of Liabilities  - 0.1%                                                               177,423
                Preferred Shares, at Liquidation Value - (-62.3% of Net Assets
                Applicable to Common Shareholders or -38.4% of Total Investments)                                      (105,000,000)
                                                                                                                  ------------------
                NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                                                $ 168,470,813
                                                                                                                  ==================

                 ADR     American Depositary Receipt
               AMBAC     Ambac Assurance Corporation
             ASSURED     Assured Guaranty Corporation
                BHAC     Berkshire Hathaway Assurance Corporation
                FGIC     Financial Guaranty Insurance Company
                 FSA     Financial Services Authority
                 LLC     Limited Liability Corporation
                 N/A     Not Applicable
                 PLC     Public Limited Company
                 PSF     Permanent School Fund (Texas)
                REIT     Real Estate Investment Trust
---------------------

(a)  Taxable municipal bond.

(b) Inverse floating rate investment. Interest rate shown is that in effect at September 30, 2009. See Note 2(e) in the "Notes to the Financial Statements" section of the June 30, 2009 semi-annual report.

(c) Underlying security related to inverse floating rate investment entered into by the Fund.

(d)  Non-income producing security.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to 0.97% of net assets applicable to common shares.

(f) Floating or variable rate coupon. The rate shown is as of September 30, 2009.

(g) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of September 30, 2009.

Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

                          COUNTRY ALLOCATION*
------------------------------------------------------------------------------
United States                                                           92.7%
United Kingdom                                                           4.0%
Switzerland                                                              0.9%
Japan                                                                    0.6%
Netherlands                                                              0.5%
Bermuda                                                                  0.5%
Germany                                                                  0.3%
Canada                                                                   0.3%
Liberia                                                                  0.2%
------------------------------------------------------------------------------

*    Based on Total Long-Term Investments. Subject to change daily.

On July 17, 2009, Claymore Group Inc., the parent company of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between TS&W/Claymore Tax-Advantage Balanced Fund (the "Fund") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Fund's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.


See previously submitted notes to the financial statements for the period ended June 30, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on September 30, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2009.

Description                                               LEVEL 1               LEVEL 2               LEVEL 3           TOTAL
(value in $000s)                                     -------------------------------------------------------------------------------
Assets:
Municipal Bonds                                                $       -              $ 142,095                 $ -      $ 142,095
Common stocks:
     Beverages                                                     1,845                      -                   -          1,845
     Capital Markets                                               1,544                      -                   -          1,544
     Commercial Banks                                                564                      -                   -            564
     Commercial Services & Supplies                                7,260                      -                   -          7,260
     Communications Equipment                                      2,354                      -                   -          2,354
     Computers & Peripherals                                       1,615                      -                   -          1,615
     Containers & Packaging                                        1,425                      -                   -          1,425
     Diversified Financial Services                                2,848                      -                   -          2,848
     Diversified Telecommunication                                 8,807                      -                   -          8,807
     Electric Utilities                                              781                      -                   -            781
     Energy Equipment & Services                                   2,372                      -                   -          2,372
     Food Products                                                 4,096                      -                   -          4,096
     Hotels Restaurants & Leisure                                  2,279                      -                   -          2,279
     Household Products                                            2,949                      -                   -          2,949
     Industrial Conglomerates                                      4,390                      -                   -          4,390
     Insurance                                                     3,226                      -                   -          3,226
     Machinery                                                       448                      -                   -            448
     Media                                                         1,267                      -                   -          1,267
     Multiline Retail                                              1,097                      -                   -          1,097
     Multi-Utilities                                               5,675                      -                   -          5,675
     Oil, Gas & Consumable Fuels                                  13,013                      -                   -         13,013
     Pharmaceuticals                                              10,596                      -                   -         10,596
     Real Estate Investment Trusts                                 1,432                      -                   -          1,432
     Road & Rail                                                   2,156                      -                   -          2,156
     Semiconductors                                                1,761                      -                   -          1,761
     Software                                                      3,431                      -                   -          3,431
     Textiles, Apparel & Luxury Goods                                724                      -                   -            724
     Tobacco                                                       1,584                      -                   -          1,584
Corporate Bonds:
     Banks                                                             -                    577                   -            577
     Commercial Services                                               -                  1,210                   -          1,210
     Diversified Financial Services                                    -                  3,389                   -          3,389
     Electronics                                                       -                    707                   -            707
     Food                                                              -                  1,817                   -          1,817
     Forest Products & Paper                                           -                    228                   -            228
     Health Care                                                       -                  1,819                   -          1,819
     Insurance                                                         -                  1,198                   -          1,198
     Iron/Steel                                                        -                    396                   -            396
     Leisure Time                                                      -                    572                   -            572
     Lodging                                                           -                    450                   -            450
     Media                                                             -                    516                   -            516
     Office/Business Equipment                                         -                    978                   -            978
     Real Estate Investment Trusts                                     -                    473                   -            473
     Retail                                                            -                  1,414                   -          1,414
     Transportation                                                    -                    831                   -            831
Preferred Stocks                                                  12,709                      -                   -         12,709
Short-Term Investments                                                 -                 17,225                   -         17,225
                                                    -------------------------------------------------------------------------------
Total                                                          $ 104,248              $ 175,895                 $ -      $ 280,143
                                                    ===============================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund
------------------------------------------


By: /s/ J. Thomas Futrell
    --------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: November 24, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ J. Thomas Futrell
    --------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: November 24, 2009


By: /s/ Steven M. Hill
    --------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: November 24, 2009